Line of Credit	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Debt Disclosure [Abstract]
Line of Credit
11.	Line of Credit

On March 19, 2020, the Company secured a $200,000 line of credit with Celtic Bank Corporation. This LOC has a “Flex Credit” component of calculating interest, which means the interest rate on any draws taken against the LOC is set at the time of said draw. As of the date of this filing, the Company has made one draw against the credit line for a gross amount of $5,000 (including proceeds and draw fees). As of March 31, 2021 nine payments had been made against this draw of approximately $368 each. Such payments will continue to be automatically deducted from the corporate checking account until the draw and all fees have been paid in full. The Company may or may not choose to use this line of credit for additional financing needs.

	Mar 31, 2021	Dec 31, 2020
Line of Credit	$589	$1,692
Total borrowings	589	1692
Less: current portion	589	1692
Long term debt	$-	$-

Interest expense for the nine months ended March 31, 2021 and 2020, totaled $1,012 and $675, respectively and interest expense for the three months ended March 31, 2021 and 2020, totaled $337 and $0, respectively.

12.	Line of Credit	On March 19, 2020, the Company secured a $200,000 line of credit with Celtic Bank Corporation. This LOC has a “Flex Credit” component of calculating interest, which means the interest rate on any draws taken against the LOC is set at the time of said draw. As of the date of this filing, the Company has made one draw against the credit line for a gross amount of $5,000 (including proceeds and draw fees). Three payments have been made against this draw of approximately $368 each. Such payments will continue to be automatically deducted from the corporate checking account until the draw and all fees have been paid in full. The Company may or may not choose to use this line of credit for additional financing needs.

	June 30, 2020	June 30, 2019
Line of Credit	$3,897	$0
Total borrowings	3,897	0
Less: current portion	3,897	0
Long term debt	$-	$-

Interest expense for the years ended June 30, 2020 and 2019, totaled $463 and $0, respectively.